Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, Plant and Equipment

8. PROPERTY, PLANT AND EQUIPMENT

	2017	2016	2015
Net book value of property, plant and equipment	382,630	345,679	274,122
Provision for obsolescence of materials and equipment	(1,652)	(1,380)	(762)
Provision for impairment of property, plant and equipment	(26,535)	(36,285)	(2,455)

	354,443	308,014	270,905

Changes in Group’s property, plant and equipment for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Land and buildings	Mineral property, wells and related equipment		Refinery equipment and petrochemical plants	Transportation equipment	Materials and equipment in warehouse	Drilling and work in progress	Exploratory drilling in progress	Furniture, fixtures and installations	Selling equipment	Infrastructure for natural gas distribution	Electric power generation facilities		Other property	Total
Cost	9,084	265,376		42,081	2,160	8,241	45,051	1,781	3,314	5,520	2,722	1,567		5,502	392,399
Accumulated depreciation	3,779	192,170		24,842	1,455	—	—	—	2,817	4,215	1,116	1,171		3,591	235,156

Balances as of December 31, 2014	5,305	73,206		17,239	705	8,241	45,051	1,781	497	1,305	1,606	396		1,911	157,243

Cost
Increases	23	(1,140	)(4)	7	5	7,823	50,139	2,767	36	1	—	—		219	59,880
Translation effect	4,630	155,844		23,707	1,155	4,432	24,005	992	1,865	3,640	—	—		2,633	222,903
Decreases and reclassifications	212	37,986	(5)	3,634	330	(7,018)	(42,392)	(1,893)	388	1,617	209	6		(63)	(6,984	)(3)
Accumulated depreciation
Increases	211	22,884	(4)	2,289	218	—	—	—	323	345	68	112		235	26,685
Translation effect	1,934	110,301		14,019	773	—	—	—	1,559	2,361	—	—		1,796	132,743
Decreases and reclassifications	(4)	(433	)(5)	(12)	(54)	—	—	—	—	—	(3)	—		(2)	(508)
Cost	13,949	458,066		69,429	3,650	13,478	76,803	3,647	5,603	10,778	2,931	1,573		8,291	668,198
Accumulated depreciation	5,920	324,922		41,138	2,392	—	—	—	4,699	6,921	1,181	1,283		5,620	394,076

Balances as of December 31, 2015	8,029	133,144	(1)	28,291	1,258	13,478	76,803	3,647	904	3,857	1,750	290		2,671	274,122

Cost
Increases	140	3,831	(4)	1	3	6,968	52,610	1,392	25	—	—	2		76	65,048
Translation effect	2,975	104,086		16,601	802	2,494	14,602	626	1,260	2,430	—	—		1,658	147,534
Decreases and reclassifications	1,365	59,645		26,529	1,096	(8,701)	(91,342)	(3,687)	1,201	1,138	260	187		(60)	(12,369	)(3)(6)
Accumulated depreciation
Increases	360	40,729	(4)	4,312	414	—	—	—	668	642	75	111		318	47,629
Translation effect	1,257	73,288		9,288	516	—	—	—	1,052	1,558	—	—		1,142	88,101
Decreases and reclassifications	(40)	(6,937)		(3)	(37)	—	—	—	(18)	(2)	45	—		(82)	(7,074	)(6)
Cost	18,429	625,628		112,560	5,551	14,239	52,673	1,978	8,089	14,346	3,191	1,762		9,965	868,411
Accumulated depreciation	7,497	432,002		54,735	3,285	—	—	—	6,401	9,119	1,301	1,394		6,998	522,732

Balances as of December 31, 2016	10,932	193,626	(1)	57,825	2,266	14,239	52,673	1,978	1,688	5,227	1,890	368		2,967	345,679

Cost
Increases	49	(4,370	)(4)	103	66	7,394	47,453	2,207	20	—	—	—		174	53,096
Translation effect	3,028	113,481		19,728	1,032	2,101	8,568	373	1,466	2,744	—	—		1,651	154,172
Decreases and reclassifications	(112)	40,614		2,284	965	(7,741)	(49,165)	(1,687)	879	1,698	215	(1,762	)(7)	188	(13,624	)(3)
Accumulated depreciation
Increases	437	54,980	(4)	5,395	602	—	—	—	717	854	80	87		315	63,467
Translation effect	1,303	81,108		9,983	609	—	—	—	1,196	1,684	—	—		1,151	97,034
Decreases and reclassifications	13	(1,756)		(953)	16	—	—	—	372	(1)	—	(1,481	)(7)	(18)	(3,808)
Cost	21,394	775,353		134,675	7,614	15,993	59,529	2,871	10,454	18,788	3,406	—		11,978	1,062,055
Accumulated depreciation	9,250	566,334		69,160	4,512	—	—	—	8,686	11,656	1,381	—		8,446	679,425

Balances as of December 31, 2017	12,144	209,019	(1)	65,515	3,102	15,993	59,529	2,871 (2)	1,768	7,132	2,025	—		3,532	382,630

(1)	Includes 10,003, 9,147 and 8,435 of mineral property as of December 31, 2017, 2016 and 2015, respectively.
(2)	As of December 31, 2017, there are 35 exploratory wells in progress. During year ended on such date, 37 wells were drilled, 24 wells were charged to exploratory expense and 15 were transferred to prove properties which are included in the account Mineral property, wells and related equipment.
(3)	Includes 7, 2 and 6 of net book value charged to property, plant and equipment provisions for the years ended December 31, 2017, 2016 and 2015, respectively.
(4)	Includes (4,913), 2,243 and (1,281) corresponding to hydrocarbon wells abandonment costs for the years ended December 31, 2017, 2016 and 2015, respectively.
(5)	Includes (2,671) residual value for the El Orejano area; (226) corresponding to the decrease in participation in the Magallanes area; and (8) corresponding to the decrease in participation in the Puesto Cortadera area.
(6)	Includes reductions for the deconsolidation of subsidiaries of 500, net.
(7)	Incluye 6,722 y 1,790 de valor de origen y depreciación acumulada, respectivamente, correspondientes a la reclasificación de los activos de YPF EE como mantenidos para su disposición.

The Group capitalizes the financial cost as a part of the cost of the assets. For the year ended December 31, 2017, 2016 and 2015, the rate of capitalization has been 11.63%, 13.03% and 12.01%, respectively, and the amount capitalized amounted to 707, 1,234 and 1,003, respectively, for the years mentioned above.

Set forth below is the evolution of the provision for obsolescence of materials and equipment for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Amount at beginning of year	1,380	762	313
Increase charged to profit/ (loss)	11	428	243
Decreases charged to profit/ (loss)	(45)	—	—
Amounts incurred due to utilization	(7)	(2)	(6)
Transferencias y otros movimientos	65	—	—
Translation differences	248	192	212

Amount at end of year	1,652	1,380	762

Set forth below is the evolution of the provision for impairment of property, plant and equipment for 2017, 2016 and 2015:

	2017	2016	2015
Amount at beginning of year	36,285	2,455	—
Increase charged to profit/ (loss) (1)	—	36,188	2,455
Decrease charged to profit/ (loss) (1)	(5,032)	(1,245)	—
Depreciation(2)	(9,955)	(2,877)	—
Translation differences	5,237	1,869	—
Deconsolidation of subsidiaries	—	(105)	—

Amount at end of year	26,535	36,285	2,455

(1)	See Note 2.c).
(2)	Included in “Depreciation of property, plant and equipment” in Note 21.

Set forth below is the cost evolution for the exploratory wells in evaluation stage as of the years ended on December 31, 2017, 2016 and 2015:

	2017	2016	2015
Amount at beginning of year	1,475	1,777	993
Additions pending the determination of proved reserves	758	1,112	1,219
Decreases charged to exploration expenses	(591)	(700)	(479)
Decrease of assets assignment	—	(15)	(89)
Reclassifications to mineral property, wells and related equipment with proved reserves	(581)	(1,004)	(466)
Translation difference	175	305	599

Amount at end of year	1,236	1,475	1,777

The following table shows the capitalized cost for exploratory wells for a period greater than a year and the number of projects related as of December 31, 2017.

	Amount	Number of projects	Number of Wells
Between 1 and 5 years	413	3	3